SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT	12 Months Ended
Mar. 31, 2017
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNT

NIPPON TELEGRAPH AND TELEPHONE CORPORATION

AND SUBSIDIARIES

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

YEAR ENDED MARCH 31

	Balance at beginning of period	Additions charged to costs and expenses	Deductions(*1)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2015:
Allowance for doubtful accounts	¥46,893	¥28,504	¥(32,167)	¥43,230

Fiscal year ended March 31, 2016:
Allowance for doubtful accounts	¥43,230	¥32,200	¥(30,194)	¥45,236

Fiscal year ended March 31, 2017:
Allowance for doubtful accounts	¥45,236	¥37,603	¥(34,213)	¥48,626

*1:	Primarily amounts written off.

		Additions(*1)
	Balance at beginning of period	Charged to income tax expense	Charged to other Accounts	Deductions(*1,2)	Balance at end of period
	Millions of yen
Fiscal year ended March 31, 2015:
Valuation allowance—Deferred tax assets	¥259,921	¥26,839	¥17,449	¥(38,259)	¥265,950

Fiscal year ended March 31, 2016:
Valuation allowance—Deferred tax assets	¥265,950	¥9,011	¥364	¥(108,178)	¥167,147

Fiscal year ended March 31, 2017:
Valuation allowance—Deferred tax assets	¥167,147	¥314,539	¥16,510	¥(118,703)	¥379,493

*1:	Additions and deductions for the fiscal year ended March 31, 2017 in the table above included an addition of ¥302,491 million and a deduction of ¥90,147 million due to NTT America, Inc.’s merger with Verio Inc., its subsidiary. Please see Note 13 for additional details.
*2:	Deductions in the table above mainly consist of changes in estimates of the realizability of deferred tax assets. The amounts of change in estimates of the realizability of deferred tax assets for the years ended March 31, 2015, 2016 and 2017 are presented in Note 13.